Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 8,229	¥ 11,647	¥ 5,968
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received or receivable from associates and joint ventures	4,432	6,558	7,034
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	119	207	96
Investments in associates and joint ventures that were disposed of, gain (loss)	238	7	6
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	2,207	8,996	3,235
Share of other comprehensive income accounted for using equity method	¥ 2,098	¥ 480	¥ 845